Other Borrowings Schedule of Advances from FHLB (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate	$ 846,786	$ 720,168
Federal Home Loan Bank, Advances, Maturities Summary, Convertible	44,000	44,000
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate	345,500	100,000
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Amount of Advances	$ 1,236,286	$ 864,168